Annual Total Returns- DWS Treasury Portfolio (Institutional Shares) [BarChart] - Institutional Shares - DWS Treasury Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.25%	0.75%	1.74%	2.10%	0.36%